LOSS PER SHARE (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Series A preferred shares
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	15,000,000
Series B preferred shares
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	17,522,725
Series C preferred shares
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	9,651,565
Options outstanding
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	1,562,850	1,778,250	1,975,000
Nonvested shares outstanding
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	995,202	1,054,778	5,536,925